Selected Statements of Operations Data (Details) - Schedule of financial income, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial income:
Interest	$ 380	$ 382	$ 181
Foreign currency translation	1,312	991	867
Derivatives gains	721	565
Financial income, Total	2,413	1,938	1,048
Financial expenses:
Foreign currency translation, bank charges and other	1,299	1,646	1,059
Interest	4,302	3,030	3,225
Derivatives losses	617	30	755
Financial expenses, Total	(6,218)	(4,706)	(5,039)
Financial expense, net	$ (3,805)	$ (2,768)	$ (3,991)